Insurance Contract Liabilities and Investment Contract Liabilities - Changes in Insurance Contract Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance Contracts [Abstract]
Increase (decrease) in insurance contract liabilities	$ 2,437	$ 14,860
Decrease (increase) in reinsurance assets	86	204
Increase (decrease) in investment contract liabilities	(22)	61
Net transfer to (from) segregated funds	(351)	(1,825)
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	$ 2,150	$ 13,300